Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2015-1

Collection Period	07/01/18-07/31/18
Determination Date	8/9/2018
Distribution Date	8/15/2018

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-07.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$184,379,063.70
2.	Collections allocable to Principal		$11,213,325.93
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$369,646.12
5.	Pool Balance on the close of the last day of the related Collection Period		$172,796,091.65
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		24,397
7.	Initial Pool Balance		$1,000,000,003.15
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$9,379,063.68	$0.00
	d. Class A-4 Note Balance	$115,000,000.00	$112,796,091.63
	e. Class B Note Balance	$22,500,000.00	$22,500,000.00
	f. Class C Note Balance	$18,500,000.00	$18,500,000.00
	g. Class D Note Balance	$14,000,000.00	$14,000,000.00
	h. Note Balance (sum a - g)	$179,379,063.68	$167,796,091.63
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.0294015	0.0000000
	d. Class A-4 Note Pool Factor	1.0000000	0.9808356
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.1793791	0.1677961
10.	Overcollateralization Target Amount		$5,000,000.02
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,000,000.02
12.	Weighted Average Coupon		7.26%
13.	Weighted Average Original Term	months	67.60
14.	Weighted Average Remaining Term	months	23.53
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$1,154,964.44
	b. Liquidation Proceeds allocable to Finance Charge		$2,224.29
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$1,157,188.73
16.	Principal:
	a. Collections allocable to Principal		$11,213,325.93
	b. Liquidation Proceeds allocable to Principal		$199,434.04
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$11,412,759.97

17.	Total Finance Charge and Principal Collections (15d + 16d)	$12,569,948.70
18.	Interest Income from Collection Account	$16,293.70
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$12,586,242.40
Available Funds
21.	Available Collections	$12,586,242.40
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$12,586,242.40
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$153,649.22
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$153,649.22
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$10,785.92
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$10,785.92
	m. Class A-4 Monthly Interest	$175,375.00
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$175,375.00
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$40,687.50
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$40,687.50
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$37,925.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$37,925.00
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$36,750.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$36,750.00
34.	Quaternary Principal Distributable Amount	$6,582,972.03
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$7,038,144.67
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$5,000,000.02
38.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
39.	Additional Servicing Fees, if any	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$1,157,188.73
	b. Total Daily Deposits of Principal Collections	$11,412,759.97
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$16,293.70
	e. Total Deposits to Collection Account (sum a - d)	$12,586,242.40
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$153,649.22
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$11,884,495.47
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$548,097.71
	f. Total Withdrawals from Collection Account (sum a - e)	$12,586,242.40
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$10,785.92
	d. Class A-4 Interest Distribution	$175,375.00
	e. Class B Interest Distribution	$40,687.50
	f. Class C Interest Distribution	$37,925.00
	g. Class D Interest Distribution	$36,750.00
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$9,379,063.68
	k. Class A-4 Principal Distribution	$2,203,908.37
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$11,884,495.47
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$9,389,849.60
	d. Class A-4 Distribution	$2,379,283.37
	e. Class B Distribution	$40,687.50
	f. Class C Distribution	$37,925.00
	g. Class D Distribution	$36,750.00
	h. Total Withdrawals from Note Payment Account (sum a - g)	$11,884,495.47

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$548,097.71
	b. Reserve Account surplus (Ln 55)	$3,890.33
	c. Total Deposits to Certificate Payment Account (sum a - b)	$551,988.04
46.	Withdrawals
	a. Certificateholder Distribution	$551,988.04
	b. Total Withdrawals from Certificate Payment Account	$551,988.04
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $2,500,000.01	$2,500,000.01
	b. Note Balance	$167,796,091.63
48.	Required Reserve Account Amount	$2,500,000.01
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$2,500,000.01
50.	Investment Earnings	$3,890.33
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$2,503,890.34
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$3,890.33
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$2,500,000.01
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$153,649.22
60.	Amount to be deposited from the Collection Account into the Note Payment Account	$11,884,495.47
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$548,097.71
62.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$3,890.33
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$9,389,849.60
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$2,379,283.37
68.	Amount to be paid to Class B Noteholders from the Note Payment Account	$40,687.50
69.	Amount to be paid to Class C Noteholders from the Note Payment Account	$37,925.00
70.	Amount to be paid to Class D Noteholders from the Note Payment Account	$36,750.00
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$551,988.04

Delinquency Activity
		Number of Loans	Principal Balance
72.	Delinquency Analysis
	a. 31 to 60 days past due	685	$6,907,238.46
	b. 61 to 90 days past due	298	$3,052,537.40
	c. 91 to 120 days past due	74	$680,617.53
	d. 121 or more days past due	1	$0.03
	e. Total Past Due (sum a - d)	1,058	$10,640,393.42
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 72e / Ln 5)		6.1578%

Loss Activity
		Number of Loans	Principal Balance

73.	Defaulted Receivables (charge-offs)	40	$369,646.12
74.	Recoveries	144	$201,658.33
75.	Net Losses (Ln 73 - Ln 74)		$167,987.79
76.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 75 / Ln 1)		0.0911%

Cumulative Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	2,696	$35,874,300.53
78.	Recoveries	2,342	$16,389,854.35
79.	Cumulative Net Losses (Ln 77 - Ln 78)		$19,484,446.18
80.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 79 / Ln 7)		1.9484%
81.	Average Net Loss on Defaulted Receivables		$7,227.17

Servicer Covenant
82.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,375,084,000.00
83.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 9, 2018.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer